Other Financial Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total amount of financial assets	€ 3,065	€ 4,125
Liquidity account, cash balance	€ 354	€ 531
Number of shares recorded as deduction from equity (in shares)	207,500,000	147,812,000
Discount rate applied to cash flow projections	12.50%
Amount by which the asset would decrease if the weighted average cost of capital	€ 146
Expected Success Rate	14.50%
Amount by which the asset would decrease if the estimated overall success rate decreased	€ 124
Genoscience Pharma
Disclosure of financial assets [line items]
Subscription of new ordinary shares			€ 1,425	€ 3,133